Note 6 - Stock Option Grant Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Outstanding January 1, 2016 (in shares)	1,707,744	1,217,744	977,744
Outstanding January 1, 2016 (in dollars per share)	$ 0.84	$ 0.68	$ 0.60
Granted (in shares)	1,974,445	490,000	240,000
Granted (in dollars per share)	$ 1.25	$ 1.25	$ 1
Outstanding September 30, 2016 (in shares)	2,592,229	1,707,744	1,217,744
Outstanding September 30, 2016 (in dollars per share)	$ 1.04	$ 0.84	$ 0.68